Organization and Principal Activities - Summary of Assets, Liabilities, Results of Operations and Cash Flows of VIEs and its Subsidiary (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 49,098,841	$ 10,336,467	$ 10,689,462
Inventories, net	49,894,514	53,683,391
Prepayments and other current assets	21,366,262	11,259,410
Total current assets	172,189,090	111,747,188
Total assets	178,460,376	117,772,408
Current liabilities
Salary and welfare payable	718,698	1,751,571
Accounts payable	26,439,191	23,539,964
Advances from customers	1,043,004	2,957,026
Tax payable	3,042,834	2,906,972
Amounts due to related parties	16,233,461	17,423,200
Accrued liabilities and other current liabilities	10,516,988	4,294,370
Total current liabilities	93,562,175	74,829,252
Total liabilities	93,769,928	75,147,922
Total net revenues	329,479,916	199,015,036	98,237,569
Net income	1,934,898	6,149,867	2,723,638
Net cash provided by/(used in) operating activities	(14,188,945)	(40,755,516)	(2,443,857)
Net cash provided by financing activities	54,337,056	44,036,300	1,583,214
Net increase/(decrease) in cash, cash equivalents and restricted cash	38,134,036	2,275,397	$ (1,389,346)
VIE
Current assets:
Cash and cash equivalents	61,456	11,092
Amount due from subsidiaries of the Company	720,588	21,856
Inventories, net	6,608
Prepayments and other current assets		1,899
Total current assets	788,652	34,847
Total assets	788,652	34,847
Current liabilities
Salary and welfare payable	21,695	39,585
Accounts payable	26,485
Advances from customers	1,816
Tax payable	1,010	1,848
Amounts due to related parties	105,342	399,735
Accrued liabilities and other current liabilities	7,238	8,781
Total current liabilities	163,586	449,949
Total liabilities	163,586	449,949
Total net revenues	29,122	21,384
Net income	(544,953)	(430,519)
Net cash provided by/(used in) operating activities	(434,616)	11,092
Net cash provided by financing activities	484,980
Net increase/(decrease) in cash, cash equivalents and restricted cash	$ 50,364	$ 11,092